Pension Schemes (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability asset
Net defined benefit liability at the beginning of the year	€ 0	€ 80
Defined benefit cost included in profit or loss	284	166
Total remeasurement included in OCI	(81)	(70)
Employer contributions	(194)	(176)
Net defined benefit liability at the end of the year	€ 9	€ 0